Supplemental Cash Flow Information - (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Disclosure of Changes in Working Capital and Other
Changes in working capital and other during the period:

Years ended December 31,	2023	2022
Accounts receivable	$(70,013)	$(56,861)
Contract assets	55	(45,169)
Inventories	(20,100)	(78,697)
Work-in-progress related to finance leases	41,986	(5,817)
Finance leases receivable	24,965	(81,049)
Income taxes receivable	6,307	3,097
Prepayments	(5,181)	(35,198)
Net assets held for sale	(2,906)	-
Long-term receivables related to preferred shares	27,954	-
Accounts payable and accrued liabilities and provisions 1	(42,586)	77,875
Income taxes payable	(556)	(11,042)
Deferred revenue	22,336	179,497
Other current liabilities	7,936	-
Foreign currency and other	23,530	(17,954)
Net change in working capital and other	$13,727	$(71,318)
1
The change in accounts payable and accrued liabilities and provisions represents only the portion relating to operating activities.
Cash interest and cash taxes paid and received during the period:

Years ended December 31,	2023	2022
Interest paid – short- and long-term borrowings	$143,114	$29,640
Interest paid – lease liabilities	6,789	3,398
Total interest paid	$149,903	$33,038
Interest received	36,168	1,269

Taxes paid	56,644	27,813
Taxes received	1,024	5,399

Disclosure of reconciliation of liabilities arising from financing activities [text block]
Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2023	2022
Long-term debt, opening balance	$1,390,325	$331,422
Debt assumed on Acquisition (Note 6)	-	1,022,112
Changes from financing cash flows	(164,089)	90,973
The effect of changes in foreign exchange rates	(31,557)	(4,099)
Amortization of deferred transaction costs	14,488	4,046
Accretion of Notes discount	10,635	2,070
Debt transaction costs	(4,884)	(56,199)
Long-term debt, closing balance	$1,214,918	$1,390,325